FEDERATED MDT SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 27, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:  FEDERATED MDT SERIES (the “Trust”)

FEDERATED MDT ALL CAP CORE FUND

Class A Shares

Class C Shares

Class R6 Shares

Class T Shares

Institutional Shares

FEDERATED MDT BALANCED FUND

Class A Shares

Class C Shares

Class R6 Shares

Class T Shares

Institutional Shares

FEDERATED MDT SMALL CAP CORE FUND

Class A Shares

Class C Shares

Class R6 Shares

Class T Shares

Institutional Shares

FEDERATED MDT SMALL CAP GROWTH FUND

Class A Shares

Class C Shares

Class R6 Shares

Class T Shares

Institutional Shares

1933 Act File No. 333-134468

1940 Act File No. 811-21904

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectuses and Statements of Additional Information dated September 30, 2019, that would have been filed under Rule 497(c), do not differ from the form of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 33 on September 26, 2019.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary

Enclosures